Submission	6 Months Ended
Jun. 30, 2026
Submission [Line Items]
Central Index Key	0001529628
Registrant Name	Smart Sand, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES